UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [_]; Amendment Number: ____
  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Silver Point Capital, L.P.
Address:    Two Greenwich Plaza
            Greenwich, CT 06830

13F File Number: 028-10709

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Fredrick H. Fogel
Title:      Authorized Signatory
Phone:      (203) 542-4000

Signature, Place, and Date of Signing:

     /s/ Fredrick H. Fogel        Greenwich, CT        November 13, 2006
     ---------------------        -------------        -----------------
           [Signature]            [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
         13F File Number                    Name

         28-_________                       ____________________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: $ 1,164,004,828

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report:


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

                              13F INFORMATION TABLE
                               September 30, 2006

                Column 1                        Column 2                      Column 3            Column 4              Column 5

                                                TITLE OF                                                               SHARES OR
             NAME OF ISSUER                     CLASS                          CUSIP                VALUE               PRN AMT

   1 AMERICAN AXLE & MFG HLDNG (AXL)            COM                           024061103             834,500               50,000
   2 AMR CORPORATION CM                         COM                           001765106           3,471,000              150,000
   3 AUTOZONE (AZO)                             COM                           053332102           5,681,500               55,000
   4 BASF AG ADR CM (BF)                        SPONSORED ADR                 055262505           1,001,250               12,500
   5 BEASLEY BROADCASTING (BBGI)                CLA                           074014101             703,000              100,000
   6 BJ WHOLESALE (BJ)                          COM                           05548J106           5,106,500              175,000
   7 BORLAND SOFT (BORL)                        COM                           099849101          15,471,000            2,700,000
   8 CBS (CBS)                                  CLA                           124857202           2,817,000              100,000
   9 CELANESE CORP (CE)                         COM SER A                     150870103           4,475,000              250,000
  10 CHARTER COMM CONV 5.875% 11/16/2009        NOTE 5.875%11/1               16117MAE7           5,377,500            6,000,000
  11 CHEMTURA CORP (CEM)                        COM                           163893100           4,335,000              500,000
  12 COMCAST CORP                               CLA                           20030N101          16,236,000              440,000
  13 COMPUWARE CORP (CPWR)                      COM                           205638109          19,942,400            2,560,000
  14 CORE-MARK (CORE) RECEIVED                  COM                           218681104           3,268,624              115,884
  15 COST PLUS (CPWM)                           COM                           221485105           4,788,000              400,000
  16 ESCHELON (ESCH)                            COM                           296290109          11,468,250              675,000
  17 EXCO RESOURCES (XCO)                       COM                           269279402          26,681,500            2,150,000
  18 EXIDE WARRANTS (XIDEW)                     *W EXP 99/99/999              302051123              20,700              103,500
  19 FISHER COMM (FSCI)                         COM                           337756209          10,775,494              259,338
  20 FMC CORP (FMC)                             COM                           302491303          27,229,750              425,000
  21 FORD (F)                                   COM PAR $0.01                 345370860             809,000              100,000
  22 GAP, INC (GPS)                             COM                           364760108          24,066,500            1,270,000
  23 GENERAL COMM (GNCMA)                       CLA                           369385109          14,013,090            1,131,000
  24 GLOBAL SIGNAL (GSL)                        COM                           37944Q103          15,174,000              300,000
  25 GRAY TELEVISION (GTN)                      COM                           389375106           2,060,225              321,408
  26 HEARST-ARGYLE (HTV)                        COM                           422317107           5,051,295              220,100
  27 HERCULES INC (HPC)                         COM                           427056106          50,464,000            3,200,000
  28 HUNTSMAN CMN (HUN)                         COM                           447011107          32,760,000            1,800,000
  29 INGLES MKTS (IMKTA)                        CLA                           457030104          24,601,988              932,600
  30 IPCS INC CM RESTRICTED                     COM NEW                       44980Y305         130,615,561            2,869,568
  31 IWM NOV06 70 PUT                           PUT                             DIW/WR            2,025,000               13,500
  32 JDA SOFTWARE (JDAS)                        COM                           46612K108          35,184,585            2,281,750
  33 KNOLOGY CM                                 COM                           499183804          14,437,568            1,532,000
  34 LAWSON SOFTWARE (LWSN)                     COM                           52078P102          64,706,250            8,925,000
  35 LEVEL 3 CM (LVLT)                          COM                           52729N100              13,735                2,548
  36 LIBERTY GLOBAL (LBTYA)                     COM SER A                     530555101          20,566,260              799,000
  37 LIN TV CORP (TVL)                          CLA                           532774106          12,798,100            1,645,000
  38 MACDERMID INC (MRD)                        COM                           554273102           7,721,154              236,700
  39 MERGE TECH (MRGE)                          COM                           589981109          11,933,360            1,734,500
  40 MILLS CORP CM (MLS)                        COM                           601148109           2,506,500              150,000
  41 MIRANT CORP CM (MIR)                       COM                           60467R100          24,512,992              897,583
  42 MSC SOFTWARE (MSCS)                        COM                           553531104          61,358,220            3,984,300
  43 MTR GAMING (MNTG)                          COM                           553769100           9,815,367            1,045,300
  44 NEENAH PAPER CM (NP)                       COM                           640079109          10,269,000              300,000
  45 NEXSTAR BROADCAST (NXST)                   CLA                           65336K103             205,400               52,000
  46 NRG (NRG ENERGY CM prev WI)                COM NEW                       629377508           2,221,014               49,029
  47 OMNICARE STK                               COM                           681904108          18,313,250              425,000
  48 ORBIMAGE INC CM (ORBM)                     COM                           68555Y101           6,056,458              381,149
  49 OWENS ILLINOIS (OI)                        COM NEW                       690768403          22,664,316            1,469,800
  50 PARAMETRIC TECH (PMTCD)                    COM NEW                       699173209          41,904,000            2,400,000
  51 PETRO GEO ADR (PGS US)                     SPONSORED ADR                 716599105          14,670,000              300,000
  52 PIER 1 IMPORTS (PIR)                       COM                           720279108           4,303,600              580,000
  53 PORTGENEL (POR)                            COM NEW                       736508847           4,130,392              169,209
  54 PXRE GROUP (PXT)                           COM                           G73018106           5,669,944            1,376,200
  55 QUEST (QSFT)                               COM                           74834T103             999,600               70,000
  56 REVLON (REV)                               CLA                           761525500           5,085,000            4,500,000
  57 ROCKWOOD CM                                COM                           774415103          69,430,501            3,475,000
  58 ROTECH HEALTHCARE INC                      COM                           778669101             510,000              425,000
  59 SILGAN HLDG (SLGN)                         COM                           827048109          26,288,244              699,900
  60 SPECTRUM BRANDS (SPC)                      COM                           84762L105           5,064,000              600,000
  61 SPORT CHALET CM A (SPCHA)                  CLA                           849163209           3,575,120              388,600
  62 SPORTS CHALET CM B (SPCHB)                 CLB                           849163308             298,458               33,162
  63 SPX INDEX DEC 06 PUT 1260 (SZP+XL)         PUT                             $SZPXL               89,880                  107
  64 SPX INDEX MAR07 PUT 1000                   PUT                             SPQ/OT              120,000                  500
  65 SPX INDEX MAR07 PUT 1050                   PUT                             SPQ/OJ              300,000                1,000
  66 SYMANTEC CORP (SYMC)                       COM                           871503108              35,580                1,672
  67 TERRA INDUSTRIES (TRA)                     COM                           880915103          35,080,500            4,550,000
  68 TUES MORNING (TUES)                        COM NEW                       899035505           3,470,000              250,000
  69 USAIR (LCC)                                COM                           90341W108           9,309,300              210,000
  70 USG CORP CM (USG)                          COM NEW                       903293405          13,297,596              282,687
  71 VALERO ENERGY CM (VLO)                     COM                           91913Y100          21,874,750              425,000
  72 WILLIAMS COS (WMB)                         COM                           969457100          50,127,000            2,100,000
  73 WR GRACE CM (GRA)                          COM                           38388F108          51,435,540            3,879,000
  74 YOUNG BROADCASTING (YBTVA)                 CLA                           987434107             327,667              142,464

                Column 1                          Column 5        Column 6           Column 7                Column 8

                                                        PUT/     INVESTMENT           OTHER     VOTING AUTHORITY
             NAME OF ISSUER                    SH/PRN   CALL     DISCRETION          MANAGERS          SOLE         SHARED  NONE


   1 AMERICAN AXLE & MFG HLDNG (AXL)             SH             SHARED-DEFINED          NONE                50,000
   2 AMR CORPORATION CM                          SH             SHARED-DEFINED          NONE               150,000
   3 AUTOZONE (AZO)                              SH             SHARED-DEFINED          NONE                55,000
   4 BASF AG ADR CM (BF)                         SH             SHARED-DEFINED          NONE                12,500
   5 BEASLEY BROADCASTING (BBGI)                 SH             SHARED-DEFINED          NONE               100,000
   6 BJ WHOLESALE (BJ)                           SH             SHARED-DEFINED          NONE               175,000
   7 BORLAND SOFT (BORL)                         SH             SHARED-DEFINED          NONE             2,700,000
   8 CBS (CBS)                                   SH             SHARED-DEFINED          NONE               100,000
   9 CELANESE CORP (CE)                          SH             SHARED-DEFINED          NONE               250,000
  10 CHARTER COMM CONV 5.875% 11/16/2009         SH             SHARED-DEFINED          NONE             6,000,000
  11 CHEMTURA CORP (CEM)                         SH             SHARED-DEFINED          NONE               500,000
  12 COMCAST CORP                                SH             SHARED-DEFINED          NONE               440,000
  13 COMPUWARE CORP (CPWR)                       SH             SHARED-DEFINED          NONE             2,560,000
  14 CORE-MARK (CORE) RECEIVED                   SH             SHARED-DEFINED          NONE               115,884
  15 COST PLUS (CPWM)                            SH             SHARED-DEFINED          NONE               400,000
  16 ESCHELON (ESCH)                             SH             SHARED-DEFINED          NONE               675,000
  17 EXCO RESOURCES (XCO)                        SH             SHARED-DEFINED          NONE             2,150,000
  18 EXIDE WARRANTS (XIDEW)                      SH             SHARED-DEFINED          NONE               103,500
  19 FISHER COMM (FSCI)                          SH             SHARED-DEFINED          NONE               259,338
  20 FMC CORP (FMC)                              SH             SHARED-DEFINED          NONE               425,000
  21 FORD (F)                                    SH             SHARED-DEFINED          NONE               100,000
  22 GAP, INC (GPS)                              SH             SHARED-DEFINED          NONE             1,270,000
  23 GENERAL COMM (GNCMA)                        SH             SHARED-DEFINED          NONE             1,131,000
  24 GLOBAL SIGNAL (GSL)                         SH             SHARED-DEFINED          NONE               300,000
  25 GRAY TELEVISION (GTN)                       SH             SHARED-DEFINED          NONE               321,408
  26 HEARST-ARGYLE (HTV)                         SH             SHARED-DEFINED          NONE               220,100
  27 HERCULES INC (HPC)                          SH             SHARED-DEFINED          NONE             3,200,000
  28 HUNTSMAN CMN (HUN)                          SH             SHARED-DEFINED          NONE             1,800,000
  29 INGLES MKTS (IMKTA)                         SH             SHARED-DEFINED          NONE               932,600
  30 IPCS INC CM RESTRICTED                      SH             SHARED-DEFINED          NONE             2,869,568
  31 IWM NOV06 70 PUT                            SH      PUT    SHARED-DEFINED          NONE                13,500
  32 JDA SOFTWARE (JDAS)                         SH             SHARED-DEFINED          NONE             2,281,750
  33 KNOLOGY CM                                  SH             SHARED-DEFINED          NONE             1,532,000
  34 LAWSON SOFTWARE (LWSN)                      SH             SHARED-DEFINED          NONE             8,925,000
  35 LEVEL 3 CM (LVLT)                           SH             SHARED-DEFINED          NONE                 2,548
  36 LIBERTY GLOBAL (LBTYA)                      SH             SHARED-DEFINED          NONE               799,000
  37 LIN TV CORP (TVL)                           SH             SHARED-DEFINED          NONE             1,645,000
  38 MACDERMID INC (MRD)                         SH             SHARED-DEFINED          NONE               236,700
  39 MERGE TECH (MRGE)                           SH             SHARED-DEFINED          NONE             1,734,500
  40 MILLS CORP CM (MLS)                         SH             SHARED-DEFINED          NONE               150,000
  41 MIRANT CORP CM (MIR)                        SH             SHARED-DEFINED          NONE               897,583
  42 MSC SOFTWARE (MSCS)                         SH             SHARED-DEFINED          NONE             3,984,300
  43 MTR GAMING (MNTG)                           SH             SHARED-DEFINED          NONE             1,045,300
  44 NEENAH PAPER CM (NP)                        SH             SHARED-DEFINED          NONE               300,000
  45 NEXSTAR BROADCAST (NXST)                    SH             SHARED-DEFINED          NONE                52,000
  46 NRG (NRG ENERGY CM prev WI)                 SH             SHARED-DEFINED          NONE                49,029
  47 OMNICARE STK                                SH             SHARED-DEFINED          NONE               425,000
  48 ORBIMAGE INC CM (ORBM)                      SH             SHARED-DEFINED          NONE               381,149
  49 OWENS ILLINOIS (OI)                         SH             SHARED-DEFINED          NONE             1,469,800
  50 PARAMETRIC TECH (PMTCD)                     SH             SHARED-DEFINED          NONE             2,400,000
  51 PETRO GEO ADR (PGS US)                      SH             SHARED-DEFINED          NONE               300,000
  52 PIER 1 IMPORTS (PIR)                        SH             SHARED-DEFINED          NONE               580,000
  53 PORTGENEL (POR)                             SH             SHARED-DEFINED          NONE               169,209
  54 PXRE GROUP (PXT)                            SH             SHARED-DEFINED          NONE             1,376,200
  55 QUEST (QSFT)                                SH             SHARED-DEFINED          NONE                70,000
  56 REVLON (REV)                                SH             SHARED-DEFINED          NONE             4,500,000
  57 ROCKWOOD CM                                 SH             SHARED-DEFINED          NONE             3,475,000
  58 ROTECH HEALTHCARE INC                       SH             SHARED-DEFINED          NONE               425,000
  59 SILGAN HLDG (SLGN)                          SH             SHARED-DEFINED          NONE               699,900
  60 SPECTRUM BRANDS (SPC)                       SH             SHARED-DEFINED          NONE               600,000
  61 SPORT CHALET CM A (SPCHA)                   SH             SHARED-DEFINED          NONE               388,600
  62 SPORTS CHALET CM B (SPCHB)                  SH             SHARED-DEFINED          NONE                33,162
  63 SPX INDEX DEC 06 PUT 1260 (SZP+XL)          SH      PUT    SHARED-DEFINED          NONE                   107
  64 SPX INDEX MAR07 PUT 1000                    SH      PUT    SHARED-DEFINED          NONE                   500
  65 SPX INDEX MAR07 PUT 1050                    SH      PUT    SHARED-DEFINED          NONE                 1,000
  66 SYMANTEC CORP (SYMC)                        SH             SHARED-DEFINED          NONE                 1,672
  67 TERRA INDUSTRIES (TRA)                      SH             SHARED-DEFINED          NONE             4,550,000
  68 TUES MORNING (TUES)                         SH             SHARED-DEFINED          NONE               250,000
  69 USAIR (LCC)                                 SH             SHARED-DEFINED          NONE               210,000
  70 USG CORP CM (USG)                           SH             SHARED-DEFINED          NONE               282,687
  71 VALERO ENERGY CM (VLO)                      SH             SHARED-DEFINED          NONE               425,000
  72 WILLIAMS COS (WMB)                          SH             SHARED-DEFINED          NONE             2,100,000
  73 WR GRACE CM (GRA)                           SH             SHARED-DEFINED          NONE             3,879,000
  74 YOUNG BROADCASTING (YBTVA)                  SH             SHARED-DEFINED          NONE               142,464


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